UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Parkside Financial Bank & Trust
Address:  8112 Maryland Ave
          Suite 101
          St. Louis, MO 63105

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kelly Richert
Title:    Executive Vice President
Phone:    314-290-8641

Signature, Place, and Date of Signing:

      /s/ Kelly Richert               St. Louis, MO            January 27, 2012
      -----------------               -------------            ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          140
                                         -----------

Form 13F Information Table Value Total:  $   105,393
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
(A) ABERDEEN FDS EMRGN MKT INS  FUNDS     003021714        1,529      120,283  SH         Sole                   120,283
(A) ASTON FDS ASTRV RD SL VL N  FUNDS     00080Y801          992      129,137  SH         Sole                   129,137
(A) DODGE & COX FDS INTL STK F  FUNDS     256206103        3,447      117,894  SH         Sole                   117,894
(A) DODGE & COX STK FD COM      FUNDS     256219106        1,141       11,224  SH         Sole                    11,224
(A) ING MUT FD GLB R/S FD I     FUNDS     44980Q302        1,393       92,871  SH         Sole                    92,871
(A) IRONBRIDGE FDS INC SMID CA  FUNDS     46301Q309          511       44,427  SH         Sole                    44,427
(A) JPMORGAN TR I US LARGE SEL  FUNDS     4812A2389        3,759      190,406  SH         Sole                   190,406
(A) LAZARD FDS INC EMERG MKT I  FUNDS     52106N889        2,634      156,773  SH         Sole                   156,773
(A) LAZARD FDS INC EMERG MKT R  FUNDS     52106N764           55        3,210  SH         Sole                     3,210
(A) MANAGERS AMG FDS MID CAP V  FUNDS     561709742          241       23,823  SH         Sole                    23,823
(A) MUNDER SER TR MDCAP COR GR  FUNDS     626124283          299       10,846  SH         Sole                    10,846
(A) PROFESSIONALLY MANAGED POR  FUNDS     74316J201        3,713      291,428  SH         Sole                   291,428
(A) SOUND SHORE FD INC COM      FUNDS     836083105        4,902      166,011  SH         Sole                   166,011
(A) STRATEGIC FUNDS INC INTL S  FUNDS     86271F768        3,489      286,422  SH         Sole                   286,422
(A) THIRD AVE TR SMCAP VAL INS  FUNDS     884116203        1,675       84,727  SH         Sole                    84,727
(A) THORNBURG INVT TR GLOBAL V  FUNDS     885215566          344       13,977  SH         Sole                    13,977
(A) TOUCHSTONE STRATEGIC TR DV  FUNDS     89154X583        2,391      228,321  SH         Sole                   228,321
(A) TOUCHSTONE STRATEGIC TR LR  FUNDS     89154X302        1,515       60,463  SH         Sole                    60,463
(A) TURNER FDS MCAP GRW INSTL   FUNDS     900297763        3,401      104,417  SH         Sole                   104,417
(A) VANGUARD SPECIALIZED PORTF  FUNDS     921908703        1,943      100,921  SH         Sole                   100,921
(A) WESTCORE TR INTL SMALL CAP  FUNDS     957904550        2,848      195,761  SH         Sole                   195,761
(A) WT MUT FD CRM MDCP VAL I    FUNDS     92934R769        4,147      156,661  SH         Sole                   156,661
(R) GROWTH FD AMER INC CL F-1   FUNDS     399874403          232        8,120  SH         Sole                     8,120
ARROWROCK INCOME & GROWTH FUND  FUNDS                         97       96,631  SH         Sole                    96,631
COLUMBIA FDS SER TR LRG CAP IN  FUNDS     19765H321          753       31,028  SH         Sole                    31,028
COLUMBIA FDS SER TR MIDCAP IND  FUNDS     19765J608          107       10,025  SH         Sole                    10,025
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203736          274       20,151  SH         Sole                    20,151
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203629          142       10,281  SH         Sole                    10,281
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203546          272       22,472  SH         Sole                    22,472
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203447          511       37,924  SH         Sole                    37,924
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203553          265       12,019  SH         Sole                    12,019
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203579          261       12,983  SH         Sole                    12,983
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203504          128        9,649  SH         Sole                     9,649
DFA INVT DIMENSIONS GROUP INC   FUNDS     233203819          238       10,285  SH         Sole                    10,285
DIMENSIONAL INVT GROUP INC DFA  FUNDS     25434D807          168       11,447  SH         Sole                    11,447
DIMENSIONAL INVT GROUP INC TAX  FUNDS     25434D831          506       36,656  SH         Sole                    36,656
DIMENSIONAL INVT GROUP INC US   FUNDS     25434D823          161       16,312  SH         Sole                    16,312
EQUITY INDEX POOL               FUNDS                        171       16,062  SH         Sole                    16,062
GROWTH FD AMER INC COM          FUNDS     399874106            1           52  SH         Sole                        52
JOHN HANCOCK FDS III DSCPL VAL  FUNDS     47803U673           53        4,192  SH         Sole                     4,192
ROWE T PRICE MID-CAP GROWTH FD  FUNDS     779556109           58        1,109  SH         Sole                     1,109
SCHWAB CAP TR FDL USLCOIDX I    FUNDS     808509442          185       19,606  SH         Sole                    19,606
SCHWAB CAP TR FDLINT LCIDX I    FUNDS     808509376           91       13,868  SH         Sole                    13,868
VANGUARD SPECIALIZED PORTFOLIO  FUNDS     921908604          684       44,345  SH         Sole                    44,345
WASHINGTON MUT INVS FD INC COM  FUNDS     939330106           89        3,128  SH         Sole                     3,128
(A) ISHARES TR COHEN&ST RLTY    ETF       464287564          750       10,681  SH         Sole                    10,681
(A) ISHARES TR EPRA/NAR DEV R/  ETF       464288489          267       10,591  SH         Sole                    10,591
(A) ISHARES TR MSCI EAFE INDEX  ETF       464287465          511       10,315  SH         Sole                    10,315
(A) ISHARES TR MSCI GRW IDX     ETF       464288885          154        2,955  SH         Sole                     2,955
(A) ISHARES TR MSCI SMALL CAP   ETF       464288273          608       17,486  SH         Sole                    17,486
(A) ISHARES TR MSCI VAL IDX     ETF       464288877          243        5,692  SH         Sole                     5,692
(A) ISHARES TR RUSL 2000 GROW   ETF       464287648          563        6,687  SH         Sole                     6,687
(A) ISHARES TR RUSL 2000 VALU   ETF       464287630          573        8,727  SH         Sole                     8,727
(A) ISHARES TR RUSSELL 1000     ETF       464287622        1,500       21,621  SH         Sole                    21,621
(A) ISHARES TR RUSSELL 2000     ETF       464287655          554        7,514  SH         Sole                     7,514
(A) ISHARES TR RUSSELL MCP GR   ETF       464287481          197        3,582  SH         Sole                     3,582
(A) ISHARES TR RUSSELL1000GRW   ETF       464287614        2,391       41,380  SH         Sole                    41,380
(A) ISHARES TR RUSSELL1000VAL   ETF       464287598        2,282       35,953  SH         Sole                    35,953
(A) VANGUARD INTL EQUITY INDEX  ETF       922042858          322        8,423  SH         Sole                     8,423
(R) ISHARES TR MSCI EMERG MKT   ETF       464287234          167        4,412  SH         Sole                     4,412
ISHARES TR RUSSELL 3000         ETF       464287689           35          468  SH         Sole                       468
ISHARES TR RUSSELL MIDCAP       ETF       464287499           58          587  SH         Sole                       587
ISHARES TR S&P 500 INDEX        ETF       464287200          160        1,274  SH         Sole                     1,274
ISHARES TR S&P 500 VALUE        ETF       464287408          237        4,095  SH         Sole                     4,095
ISHARES TR S&P MC 400 GRW       ETF       464287606          383        3,879  SH         Sole                     3,879
ISHARES TR S&P500 GRW           ETF       464287309          354        5,255  SH         Sole                     5,255
PROSHARES TR PSHS SHRT S&P500   ETF       74347R503          202        4,994  SH         Sole                     4,994
1/100 BERKSHIRE HTWY CLA100 SH  STOCK     084990175          230          200  SH         Sole                       200
3M CO COM                       STOCK     88579Y101          137        1,674  SH         Sole                     1,674
ABBOTT LABS COM                 STOCK     002824100          624       11,100  SH         Sole                    11,100
ACCENTURE PLC IRELAND SHS CLAS  STOCK     G1151C101          302        5,682  SH         Sole                     5,682
ALTRIA GROUP INC COM            STOCK     02209S103          462       15,568  SH         Sole                    15,568
APACHE CORP COM                 STOCK     037411105           95        1,051  SH         Sole                     1,051
APPLE INC COM                   STOCK     037833100          257          635  SH         Sole                       635
ARCHER DANIELS MIDLAND CO COM   STOCK     039483102          213        7,451  SH         Sole                     7,451
AT&T INC COM                    STOCK     00206R102          523       17,299  SH         Sole                    17,299
AUTOMATIC DATA PROCESSING INC   STOCK     053015103          205        3,800  SH         Sole                     3,800
BANK OF AMERICA CORPORATION CO  STOCK     060505104           59       10,614  SH         Sole                    10,614
BARRICK GOLD CORP COM           STOCK     067901108           60        1,318  SH         Sole                     1,318
BERKSHIRE HATHAWAY B NEWCLASS   STOCK     113809107          327        4,289  SH         Sole                     4,289
BOEING CO COM                   STOCK     097023105          219        2,986  SH         Sole                     2,986
BP PLC SPONSORED ADR            STOCK     055622104          304        7,107  SH         Sole                     7,107
BRISTOL MYERS SQUIBB CO COM     STOCK     110122108          605       17,160  SH         Sole                    17,160
BUCKEYE PARTNERS L P UNIT LTD   STOCK     118230101           25          393  SH         Sole                       393
BUSINESS BANCSHARES INC         STOCK                        125       12,500  SH         Sole                    12,500
C E VINCEL INVESTMENT CO        STOCK                      1,300        5,087  SH         Sole                     5,087
CHANDLER HILL HOLDINGS LLC      STOCK     ^pf000200          100      100,000  SH         Sole                   100,000
CHEVRON CORP NEW COM            STOCK     166764100          714        6,707  SH         Sole                     6,707
CISCO SYS INC COM               STOCK     17275R102           67        3,682  SH         Sole                     3,682
COCA COLA CO COM                STOCK     191216100          466        6,664  SH         Sole                     6,664
COMMERCE BANCSHARES INC COM     STOCK     200525103          541       14,186  SH         Sole                    14,186
CONAGRA FOODS INC COM           STOCK     205887102          250        9,480  SH         Sole                     9,480
CONOCOPHILLIPS COM              STOCK     20825C104          263        3,604  SH         Sole                     3,604
DARLING INTL INC COM            STOCK     237266101          186       13,971  SH         Sole                    13,971
DEVON ENERGY CORP NEW COM       STOCK     25179M103          530        8,550  SH         Sole                     8,550
DISNEY WALT CO COM DISNEY       STOCK     254687106          547       14,575  SH         Sole                    14,575
DOW CHEM CO COM                 STOCK     260543103          138        4,789  SH         Sole                     4,789
DU PONT E I DE NEMOURS & CO CO  STOCK     263534109          457        9,985  SH         Sole                     9,985
EMERSON ELEC CO COM             STOCK     291011104          743       15,946  SH         Sole                    15,946
ENERGIZER HLDGS INC COM         STOCK     29266R108           91        1,173  SH         Sole                     1,173
ENTERPRISE FINL SVCS CORP COM   STOCK     293712105          532       35,957  SH         Sole                    35,957
EXPRESS SCRIPTS INC COM         STOCK     302182100          267        5,970  SH         Sole                     5,970
EXXON MOBIL CORP COM            STOCK     30231G102        5,199       61,332  SH         Sole                    61,332
FEDEX CORP COM                  STOCK     31428X106           23          280  SH         Sole                       280
GENERAL ELECTRIC CO COM         STOCK     369604103        1,753       97,869  SH         Sole                    97,869
HOME DEPOT INC COM              STOCK     437076102          116        2,750  SH         Sole                     2,750
INTEL CORP COM                  STOCK     458140100          867       35,757  SH         Sole                    35,757
INTERNATIONAL BUSINESS MACHS C  STOCK     459200101          389        2,113  SH         Sole                     2,113
JOHNSON & JOHNSON COM           STOCK     478160104        1,195       18,220  SH         Sole                    18,220
K V PHARMACEUTICAL CO CL A      STOCK                      1,066      761,526  SH         Sole                   761,526
K V PHARMACEUTICAL CO CL B      STOCK                      1,963    1,402,145  SH         Sole                 1,402,145
KIMBERLY CLARK CORP COM         STOCK     494368103          467        6,346  SH         Sole                     6,346
KRAFT FOODS INC CL A            STOCK     50075N104          433       11,580  SH         Sole                    11,580
LINN ENERGY LLC UNIT LTD LIAB   STOCK     536020100          285        7,525  SH         Sole                     7,525
MCDONALDS CORP COM              STOCK     580135101           97          970  SH         Sole                       970
MERCK & CO INC NEW COM          STOCK     58933Y105          658       17,450  SH         Sole                    17,450
MICROSOFT CORP COM              STOCK     594918104          137        5,259  SH         Sole                     5,259
MONSANTO CO NEW COM             STOCK     61166W101          432        6,162  SH         Sole                     6,162
NATIONAL FUEL GAS CO N J COM    STOCK     636180101          311        5,602  SH         Sole                     5,602
NIKE INC CL B                   STOCK     654106103          347        3,600  SH         Sole                     3,600
NORFOLK SOUTHERN CORP COM       STOCK     655844108          262        3,594  SH         Sole                     3,594
OCEAN POWER CORP COM PAR $.01   STOCK     674869201            0       63,500  SH         Sole                    63,500
ORACLE CORP COM                 STOCK     68389X105          141        5,491  SH         Sole                     5,491
PARKSIDE FINANCIAL BANK & TRUS  STOCK     chm000006        1,084       83,408  SH         Sole                    83,408
PARKSIDE FINANCIAL INC ** PRIV  STOCK     701990442        1,237       95,191  SH         Sole                    95,191
PEPSICO INC COM                 STOCK     713448108        1,355       20,417  SH         Sole                    20,417
PFIZER INC COM                  STOCK     717081103          528       24,389  SH         Sole                    24,389
PHILIP MORRIS INTL INC COM      STOCK     718172109          743        9,469  SH         Sole                     9,469
PROCTER & GAMBLE CO COM         STOCK     742718109        1,624       24,339  SH         Sole                    24,339
ROYAL DUTCH SHELL PLC SPONS AD  STOCK     131004202          627        8,575  SH         Sole                     8,575
SCHLUMBERGER LTD COM            STOCK     806857108          721       10,550  SH         Sole                    10,550
SVC INVESTMENT LLC              STOCK                      1,736            2  SH         Sole                         2
TARGET CORP COM                 STOCK     87612E106          100        1,961  SH         Sole                     1,961
UNION PAC CORP COM              STOCK     907818108          797        7,521  SH         Sole                     7,521
UNITED TECHNOLOGIES CORP COM    STOCK     913017109          311        4,255  SH         Sole                     4,255
VERIZON COMMUNICATIONS INC COM  STOCK     92343V104          647       16,117  SH         Sole                    16,117
WAL MART STORES INC COM         STOCK     931142103          831       13,900  SH         Sole                    13,900
WALGREEN CO COM                 STOCK     931422109          102        3,074  SH         Sole                     3,074
WELLS FARGO & CO NEW COM        STOCK     949746101           65        2,352  SH         Sole                     2,352
WISCONSIN ENERGY CORP COM       STOCK     976657106          453       12,960  SH         Sole                    12,960